DERIVATIVES ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Notionals
Derivative Notionals

	Hedging instruments under ASC 815(1)(2)		Other derivative instruments
			Trading derivatives		Management hedges(3)
In millions of dollars	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Interest rate contracts
Swaps	$166,576	$163,348	$22,208,794	$31,906,549	$28,969	$31,945
Futures and forwards	—	—	6,868,340	7,044,990	38,421	42,305
Written options	—	—	3,033,617	3,311,904	2,606	3,913
Purchased options	—	—	2,887,605	3,171,184	4,575	4,910
Total interest rate contract notionals	$166,576	$163,348	$34,998,356	$45,434,627	$74,571	$83,073
Foreign exchange contracts
Swaps	$23,007	$25,157	$4,765,687	$4,567,977	$23,960	$23,990
Futures, forwards and spot(4)	72,124	73,219	2,563,649	3,003,295	3,034	7,069
Written options	448	—	1,125,664	1,343,520	—	432
Purchased options	819	—	1,131,816	1,363,382	—	432
Total foreign exchange contract notionals	$96,398	$98,376	$9,586,816	$10,278,174	$26,994	$31,923
Equity contracts
Swaps	$—	$—	$180,963	$131,344	$—	$—
Futures and forwards	—	—	33,735	30,510	—	—
Written options	—	—	298,876	305,627	—	—
Purchased options	—	—	265,062	275,216	—	—
Total equity contract notionals	$—	$—	$778,636	$742,697	$—	$—
Commodity and other contracts
Swaps	$—	$—	$70,561	$90,817	$—	$—
Futures and forwards	789	1,089	106,474	106,021	—	—
Written options	—	—	72,648	104,581	—	—
Purchased options	—	—	66,051	95,567	—	—
Total commodity and other contract notionals	$789	$1,089	$315,734	$396,986	$—	$—
Credit derivatives(5)
Protection sold	$—	$—	$950,922	$1,063,858	$—	$—
Protection purchased	—	—	981,586	1,100,369	23,628	16,018
Total credit derivatives	$—	$—	$1,932,508	$2,164,227	$23,628	$16,018
Total derivative notionals	$263,763	$262,813	$47,612,050	$59,016,711	$125,193	$131,014

(1)
The notional amounts presented in this table do not include hedge accounting relationships under ASC 815 where Citigroup is hedging the foreign currency risk of a net investment in a foreign operation by issuing a foreign-currency-denominated debt instrument. The notional amount of such debt was $2,102 million and $3,752 million at December 31, 2015 and December 31, 2014, respectively.

(2)
Derivatives in hedge accounting relationships accounted for under ASC 815 are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities on the Consolidated Balance Sheet.

(3)
Management hedges represent derivative instruments used to mitigate certain economic risks, but for which hedge accounting is not applied. These derivatives are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities on the Consolidated Balance Sheet.

(4)
Foreign exchange notional contracts include spot contract notionals of $335 billion and $849 billion at December 31, 2015 and December 31, 2014, respectively. Previous presentations of foreign exchange derivative notional contracts did not include spot contracts. There was no impact to the Consolidated Financial Statements related to this updated presentation.

(5)
Credit derivatives are arrangements designed to allow one party (protection buyer) to transfer the credit risk of a “reference asset” to another party (protection seller). These arrangements allow a protection seller to assume the credit risk associated with the reference asset without directly purchasing that asset. The Company enters into credit derivative positions for purposes such as risk management, yield enhancement, reduction of credit concentrations and diversification of overall risk.

Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative Mark-to-Market (MTM) Receivables/Payables

In millions of dollars at December 31, 2015	Derivatives classified in Trading account assets / liabilities(1)(2)(3)		Derivatives classified in Other assets / liabilities(2)(3)
Derivatives instruments designated as ASC 815 hedges	Assets	Liabilities	Assets	Liabilities
Over-the-counter	$262	$105	$2,328	$106
Cleared	4,607	1,471	5	—
Interest rate contracts	$4,869	$1,576	$2,333	$106
Over-the-counter	$2,688	$364	$95	$677
Foreign exchange contracts	$2,688	$364	$95	$677
Total derivative instruments designated as ASC 815 hedges	$7,557	$1,940	$2,428	$783
Derivatives instruments not designated as ASC 815 hedges
Over-the-counter	$289,124	$267,761	$182	$12
Cleared	120,848	126,532	244	216
Exchange traded	53	35	—	—
Interest rate contracts	$410,025	$394,328	$426	$228
Over-the-counter	$126,474	$133,361	$—	$66
Cleared	134	152	—	—
Exchange traded	21	36	—	—
Foreign exchange contracts	$126,629	$133,549	$—	$66
Over-the-counter	$14,560	$20,107	$—	$—
Cleared	28	3	—	—
Exchange traded	7,297	6,406	—	—
Equity contracts	$21,885	$26,516	$—	$—
Over-the-counter	$16,794	$18,641	$—	$—
Exchange traded	1,216	1,912	—	—
Commodity and other contracts	$18,010	$20,553	$—	$—
Over-the-counter	$31,072	$30,608	$711	$245
Cleared	3,803	3,560	131	318
Credit derivatives(4)	$34,875	$34,168	$842	$563
Total derivatives instruments not designated as ASC 815 hedges	$611,424	$609,114	$1,268	$857
Total derivatives	$618,981	$611,054	$3,696	$1,640
Cash collateral paid/received(5)(6)	$4,911	$13,628	$8	$37
Less: Netting agreements(7)	(524,481)	(524,481)	—	—
Less: Netting cash collateral received/paid(8)	(43,227)	(42,609)	(1,949)	(53)
Net receivables/payables included on the consolidated balance sheet(9)	$56,184	$57,592	$1,755	$1,624
Additional amounts subject to an enforceable master netting agreement but not offset on the Consolidated Balance Sheet
Less: Cash collateral received/paid	$(779)	$(2)	$—	$—
Less: Non-cash collateral received/paid	(9,855)	(5,131)	(270)	—
Total net receivables/payables(9)	$45,550	$52,459	$1,485	$1,624

(1)	The trading derivatives fair values are presented in Note 13 to the Consolidated Financial Statements.

(2)	Derivative mark-to-market receivables/payables related to management hedges are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities.

(3)
Over-the-counter (OTC) derivatives are derivatives executed and settled bilaterally with counterparties without the use of an organized exchange or central clearing house. Cleared derivatives include derivatives executed bilaterally with a counterparty in the OTC market but then novated to a central clearing house, whereby the central clearing house becomes the counterparty to both of the original counterparties. Exchange traded derivatives include derivatives executed directly on an organized exchange that provides pre-trade price transparency.

(4)
The credit derivatives trading assets comprise $17,957 million related to protection purchased and $16,918 million related to protection sold as of December 31, 2015. The credit derivatives trading liabilities comprise $16,968 million related to protection purchased and $17,200 million related to protection sold as of December 31, 2015.

(5)
For the trading account assets/liabilities, reflects the net amount of the $47,520 million and $56,855 million of gross cash collateral paid and received, respectively. Of the gross cash collateral paid, $42,609 million was used to offset trading derivative liabilities and, of the gross cash collateral received, $43,227 million was used to offset trading derivative assets.

(6)
For cash collateral paid with respect to non-trading derivative assets, reflects the net amount of $61 million of gross cash collateral paid, of which $53 million is netted against non-trading derivative positions within Other liabilities. For cash collateral received with respect to non-trading derivative liabilities, reflects the net amount of $1,986 million of gross cash collateral received, of which $1,949 million is netted against OTC non-trading derivative positions within Other assets.

(7)
Represents the netting of derivative receivable and payable balances with the same counterparty under enforceable netting agreements. Approximately $391 billion, $126 billion and $7 billion of the netting against trading account asset/liability balances is attributable to each of the OTC, cleared and exchange-traded derivatives, respectively.

(8)
Represents the netting of cash collateral paid and received by counterparty under enforceable credit support agreements. Substantially all cash collateral received and paid is netted against OTC derivative assets and liabilities, respectively.

(9)
The net receivables/payables include approximately $10 billion of derivative asset and $10 billion of derivative liability fair values not subject to enforceable master netting agreements, respectively.

In millions of dollars at December 31, 2014	Derivatives classified in Trading account assets / liabilities(1)(2)(3)		Derivatives classified in Other assets / liabilities(2)(3)
Derivatives instruments designated as ASC 815 hedges	Assets	Liabilities	Assets	Liabilities
Over-the-counter	$1,508	$204	$3,117	$414
Cleared	4,300	868	—	25
Interest rate contracts	$5,808	$1,072	$3,117	$439
Over-the-counter	$3,885	$743	$678	$588
Foreign exchange contracts	$3,885	$743	$678	$588
Total derivative instruments designated as ASC 815 hedges	$9,693	$1,815	$3,795	$1,027
Derivatives instruments not designated as ASC 815 hedges
Over-the-counter	$376,778	$359,689	$106	$—
Cleared	255,847	261,499	6	21
Exchange traded	20	22	141	164
Interest rate contracts	$632,645	$621,210	$253	$185
Over-the-counter	$151,736	$157,650	$—	$17
Cleared	366	387	—	—
Exchange traded	7	46	—	—
Foreign exchange contracts	$152,109	$158,083	$—	$17
Over-the-counter	$20,425	$28,333	$—	$—
Cleared	16	35	—	—
Exchange traded	4,311	4,101	—	—
Equity contracts	$24,752	$32,469	$—	$—
Over-the-counter	$19,943	$23,103	$—	$—
Exchange traded	3,577	3,083	—	—
Commodity and other contracts	$23,520	$26,186	$—	$—
Over-the-counter	$39,412	$39,439	$265	$384
Cleared	4,106	3,991	13	171
Credit derivatives(4)	$43,518	$43,430	$278	$555
Total derivatives instruments not designated as ASC 815 hedges	$876,544	$881,378	$531	$757
Total derivatives	$886,237	$883,193	$4,326	$1,784
Cash collateral paid/received(5)(6)	$6,523	$9,846	$123	$7
Less: Netting agreements(7)	(777,178)	(777,178)	—	—
Less: Netting cash collateral received/paid(8)	(47,625)	(47,769)	(1,791)	(15)
Net receivables/payables included on the Consolidated Balance Sheet(9)	$67,957	$68,092	$2,658	$1,776
Additional amounts subject to an enforceable master netting agreement but not offset on the Consolidated Balance Sheet
Less: Cash collateral received/paid	$(867)	$(11)	$—	$—
Less: Non-cash collateral received/paid	(10,043)	(6,264)	(1,293)	—
Total net receivables/payables(9)	$57,047	$61,817	$1,365	$1,776

(1)	The trading derivatives fair values are presented in Note 13 to the Consolidated Financial Statements.

(2)	Derivative mark-to-market receivables/payables related to management hedges are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities.

(3)
Over-the-counter (OTC) derivatives include derivatives executed and settled bilaterally with counterparties without the use of an organized exchange or central clearing house. Cleared derivatives include derivatives executed bilaterally with a counterparty in the OTC market but then novated to a central clearing house, whereby the central clearing house becomes the counterparty to both of the original counterparties. Exchange traded derivatives include derivatives executed directly on an organized exchange that provides pre-trade price transparency.

(4)
The credit derivatives trading assets comprise $18,430 million related to protection purchased and $25,088 million related to protection sold as of December 31, 2014. The credit derivatives trading liabilities comprise $25,972 million related to protection purchased and $17,458 million related to protection sold as of December 31, 2014.

(5)
For the trading account assets/liabilities, reflects the net amount of the $54,292 million and $57,471 million of gross cash collateral paid and received, respectively. Of the gross cash collateral paid, $47,769 million was used to offset derivative liabilities and, of the gross cash collateral received, $47,625 million was used to offset derivative assets.

(6)
For cash collateral paid with respect to non-trading derivative assets, reflects the net amount of $138 million of the gross cash collateral paid, of which $15 million is netted against non-trading derivative positions within Other liabilities. For cash collateral received with respect to non-trading derivative liabilities, reflects the net amount of $1,798 million of gross cash collateral received of which $1,791 million is netted against non-trading derivative positions within Other assets.

(7)
Represents the netting of derivative receivable and payable balances with the same counterparty under enforceable netting agreements. Approximately $510 billion, $264 billion and $3 billion of the netting against trading account asset/liability balances is attributable to each of the OTC, cleared and exchange-traded derivatives, respectively.

(8)
Represents the netting of cash collateral paid and received by counterparty under enforceable credit support agreements. Substantially all cash collateral received is netted against OTC derivative assets. Cash collateral paid of approximately $46 billion and $2 billion is netted against OTC and cleared derivative liabilities, respectively.

(9)	The net receivables/payables include approximately $11 billion of derivative asset and $10 billion of liability fair values not subject to enforceable master netting agreements.

Schedule of gains (losses) on derivatives not designated in a qualifying hedging relationship recognized in Other revenue and gains (losses) on fair value hedges
The following table summarizes the gains (losses) on the Company’s fair value hedges:

	Gains (losses) on fair value hedges(1)
	Year ended December 31,
In millions of dollars	2015	2014	2013
Gain (loss) on the derivatives in designated and qualifying fair value hedges
Interest rate contracts	$(847)	$1,546	$(3,288)
Foreign exchange contracts	1,315	1,367	265
Commodity contracts	41	(221)	—
Total gain (loss) on the derivatives in designated and qualifying fair value hedges	$509	$2,692	$(3,023)
Gain (loss) on the hedged item in designated and qualifying fair value hedges
Interest rate hedges	$792	$(1,496)	$3,204
Foreign exchange hedges	(1,258)	(1,422)	(185)
Commodity hedges	(35)	250	—
Total gain (loss) on the hedged item in designated and qualifying fair value hedges	$(501)	$(2,668)	$3,019
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges
Interest rate hedges	$(47)	$53	$(84)
Foreign exchange hedges	(23)	(16)	(4)
Total hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	$(70)	$37	$(88)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges
Interest rate contracts	$(8)	$(3)	$—
Foreign exchange contracts(2)	80	(39)	84
Commodity hedges(2)	6	29	—
Total net gain (loss) excluded from assessment of the effectiveness of fair value hedges	$78	$(13)	$84

(1)	Amounts are included in Other revenue on the Consolidated Statement of Income. The accrued interest income on fair value hedges is recorded in Net interest revenue and is excluded from this table.

(2)
Amounts relate to the premium associated with forward contracts (differential between spot and contractual forward rates). These amounts are excluded from the assessment of hedge effectiveness and are reflected directly in earnings.

The amounts recognized in Other revenue in the Consolidated Statement of Income related to derivatives not designated in a qualifying hedging relationship are shown below. The table below does not include any offsetting gains/losses on the economically hedged items to the extent such amounts are also recorded in Other revenue.

	Gains (losses) included in Other revenue
In millions of dollars	2015	2014	2013
Interest rate contracts	$117	$(227)	$208
Foreign exchange	(39)	14	(41)
Credit derivatives	476	(150)	(594)
Total Citigroup	$554	$(363)	$(427)

Schedule of pretax change in Accumulated other comprehensive income (loss) from cash flow hedges
The pretax change in Accumulated other comprehensive income (loss) from cash flow hedges is presented below:

	Year ended December 31,
In millions of dollars	2015	2014	2013
Effective portion of cash flow hedges included in AOCI
Interest rate contracts	$357	$299	$749
Foreign exchange contracts	(220)	(167)	34
Credit derivatives	—	2	14
Total effective portion of cash flow hedges included in AOCI	$137	$134	$797
Effective portion of cash flow hedges reclassified from AOCI to earnings
Interest rate contracts	$(186)	$(260)	$(700)
Foreign exchange contracts	(146)	(149)	(176)
Total effective portion of cash flow hedges reclassified from AOCI to earnings(1)	$(332)	$(409)	$(876)

(1)	Included primarily in Other revenue and Net interest revenue on the Consolidated Income Statement.

Schedule of key characteristics of credit derivative portfolio
The following tables summarize the key characteristics of Citi’s credit derivatives portfolio by counterparty and derivative form:

	Fair values		Notionals
In millions of dollars at December 31, 2015	Receivable(1)	Payable(2)	Protection purchased	Protection sold
By industry/counterparty
Banks	$18,377	$16,988	$513,335	$508,459
Broker-dealers	5,895	6,697	155,195	152,604
Non-financial	128	123	3,969	2,087
Insurance and other financial institutions	11,317	10,923	332,715	287,772
Total by industry/counterparty	$35,717	$34,731	$1,005,214	$950,922
By instrument
Credit default swaps and options	$34,849	$34,158	$981,999	$940,650
Total return swaps and other	868	573	23,215	10,272
Total by instrument	$35,717	$34,731	$1,005,214	$950,922
By rating
Investment grade	$12,694	$13,142	$764,040	$720,521
Non-investment grade	23,023	21,589	241,174	230,401
Total by rating	$35,717	$34,731	$1,005,214	$950,922
By maturity
Within 1 year	$3,871	$3,559	$265,632	$254,225
From 1 to 5 years	27,991	27,488	669,834	639,460
After 5 years	3,855	3,684	69,748	57,237
Total by maturity	$35,717	$34,731	$1,005,214	$950,922

(1)	The fair value amount receivable is composed of $18,799 million under protection purchased and $16,918 million under protection sold.

(2)	The fair value amount payable is composed of $17,531 million under protection purchased and $17,200 million under protection sold.

	Fair values		Notionals
In millions of dollars at December 31, 2014	Receivable(1)	Payable(2)	Protection purchased	Protection sold
By industry/counterparty
Banks	$24,828	$23,189	$574,764	$604,700
Broker-dealers	8,093	9,309	204,542	199,693
Non-financial	91	113	3,697	1,595
Insurance and other financial institutions	10,784	11,374	333,384	257,870
Total by industry/counterparty	$43,796	$43,985	$1,116,387	$1,063,858
By instrument
Credit default swaps and options	$42,930	$42,201	$1,094,199	$1,054,671
Total return swaps and other	866	1,784	22,188	9,187
Total by instrument	$43,796	$43,985	$1,116,387	$1,063,858
By rating
Investment grade	$17,432	$17,182	$824,831	$786,848
Non-investment grade	26,364	26,803	291,556	277,010
Total by rating	$43,796	$43,985	$1,116,387	$1,063,858
By maturity
Within 1 year	$4,356	$4,278	$250,489	$229,502
From 1 to 5 years	34,692	35,160	790,251	772,001
After 5 years	4,748	4,547	75,647	62,355
Total by maturity	$43,796	$43,985	$1,116,387	$1,063,858

(1)	The fair value amount receivable is composed of $18,708 million under protection purchased and $25,088 million under protection sold.

(2)	The fair value amount payable is composed of $26,527 million under protection purchased and $17,458 million under protection sold.